Acquisitions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 08, 2018	Nov. 01, 2017	Apr. 06, 2017	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2019	Aug. 07, 2018
Business Acquisition [Line Items]
Cash consideration													$ 4,267	$ 0
Non-recurring transaction costs				$ 6									376		$ 10,300	$ 1,000
Total revenue				63,466	$ 50,976	$ 41,565	$ 54,811	$ 48,168					126,786	102,979	195,520	81,573	$ 67,607
Net income (loss)				(329)	$ 2,717	$ 2,006	$ 8,932	$ (5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	239	$ 3,097	7,820	(20,194)	(12,403)
Depreciation expense															$ 4,000	$ 2,300
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued (in shares)	8,120,000				8,120,000		8,120,000		0					8,120,000	8,120,000	0			8,120,000
Premier
Business Acquisition [Line Items]
Consideration transferred	$ 200,117
Equity interest issued, value assigned	203,000
Equity consideration	203,000
Increase to deferred tax liability	$ 600
Premier | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Equity interest issued (in shares)	1,450,000
Equity interest issued, value assigned	$ 203,000
Share price (in dollars per share)	$ 140
J&S
Business Acquisition [Line Items]
Voting interests acquired		85.00%																88.00%
Consideration transfered		$ 25,500
Consideration transferred		25,435
Cash and cash on hand from loan		19,200
Cash consideration		9,176
Term loan		$ 10,000
Equity interest issued (in shares)		70,318
Equity interest issued, value assigned		$ 4,300
Term to determine share price		30 days
Share price (in dollars per share)		$ 60.44
Contingent consideration		$ 1,196
Fair value of Ashford Inc. common stock		5,063
Goodwill expected tax deductible		$ 9,900
Adjustment to property plant and equipment					$ 6,600
Depreciation expense					$ 1,000
Adjustment to equity interests															$ 327
Pure Wellness
Business Acquisition [Line Items]
Voting interests acquired			70.00%
Cash consideration			$ 97
Fair value of net assets and liabilities			532
Equity consideration			425
Revenue included in results since acquisition date															3,400	$ 2,100
Net loss included in results since acquisition date															(65)	(78)
Pure Wellness | Series A Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 42
Noncontrolling interest percentage			30.00%
Pure Wellness | Series B-1 Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 181
Noncontrolling interest percentage			100.00%
Pure Wellness | Series B-2 Units [Member]
Business Acquisition [Line Items]
Equity consideration			$ 202
Equity interests redeemed																200
Noncontrolling interest percentage			50.00%
Premier | Operating Segments
Business Acquisition [Line Items]
Total revenue							$ 0							$ 0	10,634	0	0
Net income (loss)				302			0						878	0	777	0	0
J&S
Business Acquisition [Line Items]
Total revenue				30,127			23,376						61,102	46,686	81,186	9,186
J&S | Operating Segments
Business Acquisition [Line Items]
Total revenue							23,376							46,686	81,186	9,186	0
Net income (loss)				(773)			1,265						519	3,363	(1,827)	(657)	0
Audio visual
Business Acquisition [Line Items]
Total revenue				30,127			23,376						61,102	46,686	81,186	9,186	0
Audio visual | Premier | Operating Segments
Business Acquisition [Line Items]
Total revenue				0			0						0	0	0	0	0
Audio visual | J&S
Business Acquisition [Line Items]
Total revenue				30,127			23,376						61,102	46,686	81,186	9,186	0
Audio visual | J&S | Operating Segments
Business Acquisition [Line Items]
Total revenue				$ 30,127			$ 23,376						$ 61,102	$ 46,686	$ 81,186	$ 9,186	$ 0